Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ALTERNATIVE BALLISTICS CORPORATION
Entity Central Index Key	0001834868
Entity Tax Identification Number	85-2764555
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5940 S. Rainbow Blvd.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(619)
Local Phone Number	326-4411
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5940 S. Rainbow Blvd.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(619)
Local Phone Number	326-4411
Contact Personnel Name	Steven Luna